Commitments and Contingencies - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2020	Mar. 31, 2019	Jun. 30, 2019	Jun. 30, 2018
Commitment And Contingencies [Line Items]
Rent expense	$ 1.7	$ 0.6	$ 3.3	$ 1.6	$ 2.3	$ 1.5
Strategic partnership agreement period			10 years		10 years
Online bill payment products expiration month and year					2027-06
Lease term			11 years
Non-cancelable operating leases beginning month and year			2019-12
Non-cancelable operating leases expiration month and year			2031-04
Sales and Marketing
Commitment And Contingencies [Line Items]
Strategic partnership agreement expenses	$ 0.5	$ 0.6	$ 1.5	$ 1.7	$ 2.3	$ 2.3